Comparative Figures (Details) - Schedule of groupings of property, plant and equipment - Previously stated [member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost at beginning	$ 277,724,918
Additions during the year	110,184,248
Cost at ending	387,909,166	$ 277,724,918
Accumulated Depreciation:
Accumulated Depreciation at beginning:	14,496,330
Charge for the year	6,109,313
Accumulated Depreciation at ending	20,605,643	14,496,330
Net Carrying Value:
Net Carrying Value as at December 31, 2020	367,303,523
Net Carrying Value as at December 31, 2019		263,228,588
Buildings [Member]
Cost:
Cost at beginning	28,037,886
Additions during the year
Cost at ending	28,037,886	28,037,886
Accumulated Depreciation:
Accumulated Depreciation at beginning:	2,372,081
Charge for the year	1,121,515
Accumulated Depreciation at ending	3,493,596	2,372,081
Net Carrying Value:
Net Carrying Value as at December 31, 2020	24,544,290
Net Carrying Value as at December 31, 2019		25,665,805
Installations [Member]
Cost:
Cost at beginning	65,878,129
Additions during the year	24,997
Cost at ending	65,903,126	65,878,129
Accumulated Depreciation:
Accumulated Depreciation at beginning:	5,978,336
Charge for the year	2,789,951
Accumulated Depreciation at ending	8,768,287	5,978,336
Net Carrying Value:
Net Carrying Value as at December 31, 2020	57,134,839
Net Carrying Value as at December 31, 2019		59,899,793
Other Equipments [Member]
Cost:
Cost at beginning	218,827
Additions during the year	49,916
Cost at ending	268,743	218,827
Accumulated Depreciation:
Accumulated Depreciation at beginning:	79,673
Charge for the year	50,482
Accumulated Depreciation at ending	130,155	79,673
Net Carrying Value:
Net Carrying Value as at December 31, 2020	138,588
Net Carrying Value as at December 31, 2019		139,154
Tanks [Member]
Cost:
Cost at beginning	76,100,795
Additions during the year	118,201
Cost at ending	76,218,996	76,100,795
Accumulated Depreciation:
Accumulated Depreciation at beginning:	3,312,144
Charge for the year	1,568,648
Accumulated Depreciation at ending	4,880,792	3,312,144
Net Carrying Value:
Net Carrying Value as at December 31, 2020	71,338,204
Net Carrying Value as at December 31, 2019		72,788,651
Capital Work in Progress [Member]
Cost:
Cost at beginning	79,948,312
Additions during the year	53,631,492
Cost at ending	133,579,804	79,948,312
Accumulated Depreciation:
Accumulated Depreciation at beginning:
Charge for the year
Accumulated Depreciation at ending
Net Carrying Value:
Net Carrying Value as at December 31, 2020	133,579,804
Net Carrying Value as at December 31, 2019		79,948,312
Right of use Assets [Member]
Cost:
Cost at beginning	27,540,969
Additions during the year	56,359,642
Cost at ending	83,900,611	27,540,969
Accumulated Depreciation:
Accumulated Depreciation at beginning:	2,754,096
Charge for the year	578,717
Accumulated Depreciation at ending	3,332,813	2,754,096
Net Carrying Value:
Net Carrying Value as at December 31, 2020	$ 80,567,798
Net Carrying Value as at December 31, 2019		$ 24,786,873